UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/2010

FORM N-CSR

Item 1.      Reports to Stockholders.

CitizensSelect Funds

CitizensSelect Treasury Money Market Fund

SEMIANNUAL REPORT October 31, 2010

Citizens Financial Group, Inc.™

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
21	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

CitizensSelect
Treasury Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for CitizensSelect Treasury Money Market Fund, covering the six-month period from May 1, 2010, through October 31, 2010.

Uncertainty regarding the breadth and strength of the U.S. and global economic recoveries intensified at times over the past year. Former engines of growth appeared to stall as large parts of the developed world remained indebted and burdened by weak housing markets. While some emerging markets have posted more impressive growth rates, their developing economies have not yet provided a meaningful boost to global economic activity. The result has been a subpar U.S. recovery with stubbornly high unemployment rates, low levels of consumer confidence and muted corporate investment.

We do not expect to see a double-dip recession, thanks in part to record low short-term interest rates and quantitative easing measures by the Federal Reserve Board (the “Fed”). Indeed, with inflationary pressures currently negligible, we do not expect the Fed to raise short-term interest rates anytime soon, and money market yields seem likely to stay near historical lows.We currently believe that there may be opportunities in the equity and bond markets, stemming from improved valuations, healthy corporate balance sheets, better-than-expected earnings and higher-yielding alternatives for those willing to assume a higher level of risk tolerance. But are these investments right for you? Talk with your financial advisor, who is best suited to discuss the appropriateness of such investments given your individual profile and to evaluate your portfolio to help determine whether your “liquid asset” allocations are appropriate given today’s market environment.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2010, through October 31, 2010, as provided by James O’ Connor, Portfolio Manager

Dear Shareholder:

This semiannual report for CitizensSelect Treasury Money Market Fund covers the six-month period ended October 31, 2010. During the reporting period, the fund’s Class A shares produced an annualized yield of 0.00%, Class B shares produced an annualized yield of 0.00%, Class C shares produced an annualized yield of 0.00% and Class D shares produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares produced annualized effective yields of 0.00%, 0.00%, 0.00% and 0.00%, respectively.1,2

Monetary Policy Unchanged in Muted Recovery

The reporting period began in the midst of an economic recovery fueled, in part, by an overnight federal funds rate that has remained unchanged since December 2008 in a historically low range between 0% and 0.25%. Indeed, the economic recovery appeared to remain on track in the wake of an annualized U.S. GDP growth rate of 3.7% during the first quarter of 2010. Although economic expansion in the first quarter was milder than similar stages of most previous recoveries, it was encouraging news nonetheless for investors eager to see an end to the recession.

Investors were further cheered in May, when 431,000 additional new jobs were created. However, most were temporary government workers hired for the 2010 Census.At the same time, the economic outlook took a turn for the worse when a sovereign debt crisis in Europe and inflationary pressures in China rattled investors, sparking heightened volatility in stock and bond markets. Perhaps most worrisome, government budget cutbacks in Europe created concerns that demand for

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

goods and services, including those from U.S. companies, could suffer. Indeed, U.S. industrial production appeared to moderate in June, and private-sector job growth proved more anemic than many analysts expected. U.S. GDP between April and June 2010 appeared to confirm renewed economic concerns, as economic growth moderated to an annualized 1.7% rate during the second quarter.

In July, better economic data seemed to support analysts’ consensus view that the recent slowdown was unlikely to lead to a double-dip recession. Industrial production posted a relatively robust 1.0% gain after June’s mild setback, and the manufacturing and service sectors of the U.S. economy expanded for the twelfth and seventh consecutive months, respectively. On the other hand, total nonfarm payroll employment fell by 131,000 jobs in July, reflecting the end of temporary hiring for the 2010 census.

In August, sales of new homes fell 12% to a 47-year low, while purchases of existing homes plummeted 27% to a 15-year low.The unemployment rate rose to 9.6%, as only 67,000 jobs were created in the private sector during August. In September, the National Bureau of Economic Research announced that the recession had ended in June 2009, but the ensuing recovery has so far been the slowest since World War II. Economic data released in September appeared to support the consensus view that economic recovery, while intact, has remained uncertain; manufacturing activity continued to increase, but employment and housing data showed few, if any, signs of improvement.The U.S. Department of Commerce later estimated that U.S. GDP grew at a 2.5% annualized rate in the third quarter of 2010.

In response to the sluggish rebound, the Federal Reserve Board (the “Fed”) indicated in September that it would embark on a second round of quantitative easing of monetary policy by purchasing $600 billion of U.S. Treasury securities. This move, which the Fed intends to begin implementing in November, is designed to fight deflationary forces and encourage lending by injecting more cash into the financial system.

4

Indeed, October brought better economic news. The private sector added 159,000 jobs during the month, with much of the gain coming from the service sector.The manufacturing sector continued to expand, as new orders hit their highest level since May. However, housing markets continued to disappoint, as issues regarding the banking industry’s foreclosure process muddied an already cloudy outlook for home values.

An Unwavering Focus on Quality

The economy’s developments had relatively little impact on the money markets.The low federal funds rate kept yields of U.S.Treasury bills near zero percent, and yield differences remained narrow along the market’s maturity spectrum. Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Although the economic recovery may be gathering momentum, inflationary pressures have remained negligible.The subpar U.S. recovery, along with expectations of sustained economic weakness in Europe, has convinced many analysts that a shift to higher short-term interest rates is unlikely anytime soon.Therefore, as we have for some time, we intend to maintain the fund’s focus on liquidity.

November 15, 2010

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases,
7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Treasury Money Market Fund from May 1, 2010 to October 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2010

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$ .71	$ .71	$ .71	$ .71
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2010

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$ .71	$ .71	$ .71	$ .71
Ending value (after expenses)	$1,024.50	$1,024.50	$1,024.50	$1,024.50

† Expenses are equal to the fund’s annualized expense ratio of .14% for Class A, .14% for Class B, .14% for
Class C and .14% for Class D, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
October 31, 2010 (Unaudited)

		Annualized
		Yield on
		Date of	Principal
U.S. Treasury Bills—87.1%		Purchase (%)	Amount ($)	Value ($)
11/4/10		0.12	16,000,000	15,999,840
11/12/10		0.15	32,590,000	32,588,556
11/18/10		0.14	75,400,000	75,395,188
11/26/10		0.14	166,953,000	166,936,234
12/16/10		0.15	100,000,000	99,981,875
12/23/10		0.15	80,000,000	79,982,667
1/6/11		0.12	1,000,000	999,780
1/13/11		0.19	61,000,000	60,977,116
1/27/11		0.13	34,000,000	33,989,729
Total U.S. Treasury Bills
(cost $566,850,985)				566,850,985

U.S. Treasury Notes—12.5%
12/15/10		0.14	30,000,000	30,152,561
5/2/11		0.26	50,000,000	51,165,122
Total U.S. Treasury Notes
(cost $81,317,683)				81,317,683
Total Investments (cost $648,168,668)			99.6%	648,168,668
Cash and Receivables (Net)			.4%	2,808,452
Net Assets			100.0%	650,977,120

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
U.S. Treasury Bills	87.1	U.S. Treasury Notes		12.5
				99.6

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2010 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			648,168,668	648,168,668
Cash				1,170,018
Interest receivable				1,717,213
Due from The Dreyfus Corporation and affiliates—Note 2(d)				45,566
				651,101,465
Liabilities ($):
Due to Citizens—Note 2(d)				122,633
Payable for shares of Beneficial Interest redeemed				1,712
				124,345
Net Assets ($)				650,977,120
Composition of Net Assets ($):
Paid-in capital				650,978,104
Accumulated net realized gain (loss) on investments				(984)
Net Assets ($)				650,977,120

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	329,757,735	272,703,202	38,094,332	10,421,851
Shares Outstanding	329,754,783	272,706,143	38,095,277	10,421,901
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00
See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	425,524
Expenses:
Management fee—Note 2(a)	298,560
Administrative service fees—Note 2(c)	371,536
Omnibus account service fees—Note 2(d)	298,560
Distribution fees—Note 2(b)	94,303
Total Expenses	1,062,959
Less-reduction in expenses due to undertaking—Note 2(a)	(637,543)
Net Expenses	425,416
Investment Income—Net	108
Realized Gain (Loss) on Investments—Note 1 (b) ($)	(1)
Net Increase in Net Assets Resulting from Operations	107
See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
Operations ($):
Investment income—net	108	30,344
Net realized gain (loss) on investments	(1)	26,162
Net Increase (Decrease) in Net Assets
Resulting from Operations	107	56,506
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(55)	(51,159)
Class B Shares	(42)	(13,991)
Class C Shares	(9)	(4,325)
Class D Shares	(2)	(506)
Total Dividends	(108)	(69,981)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	293,607,229	687,406,894
Class B Shares	400,139,169	286,901,019
Class C Shares	82,946,346	123,683,831
Class D Shares	85,847,237	66,429,207
Dividends reinvested:
Class A Shares	2	2,978
Class B Shares	6	15
Class C Shares	—	1
Class D Shares	2	2
Cost of shares redeemed:
Class A Shares	(237,740,343)	(951,933,743)
Class B Shares	(309,574,636)	(420,077,768)
Class C Shares	(101,218,176)	(132,322,460)
Class D Shares	(82,016,119)	(63,109,385)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	131,990,717	(403,019,409)
Total Increase (Decrease) in Net Assets	131,990,716	(403,032,884)
Net Assets ($):
Beginning of Period	518,986,404	922,019,288
End of Period	650,977,120	518,986,404
See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2010			Year Ended April 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.008	.036	.048	.034
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.008)	(.036)	(.048)	(.034)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.01	.77	3.69	4.86	3.41
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.20[b]	.20	.22	.20	.20	.20
Ratio of net expenses
to average net assets	.14[b]	.15	.22[d]	.20	.20	.20
Ratio of net investment income
to average net assets	.00[b,c]	.01	.75	3.43	4.77	3.34
Net Assets, end of period
($ x 1,000)	329,758	273,891	538,420	1,149,555	248,129	193,778

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
d	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2010			Year Ended April 30,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.006	.034	.045	.031
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.006)	(.034)	(.045)	(.031)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00[c]	.58	3.43	4.60	3.16
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45[b]	.45	.47	.45	.45	.45
Ratio of net expenses
to average net assets	.14[b]	.16	.40	.45	.45	.45
Ratio of net investment income
to average net assets	.00[b,c]	.00[c]	.54	3.54	4.54	3.16
Net Assets, end of period
($ x 1,000)	272,703	182,139	315,322	323,048	501,057	195,545

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

12

Six Months Ended
October 31, 2010			Year Ended April 30,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.004	.031	.043	.029
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.004)	(.031)	(.043)	(.029)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00[c]	.42	3.17	4.34	2.90
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70[b]	.70	.72	.70	.70	.70
Ratio of net expenses
to average net assets	.14[b]	.15	.54	.70	.70	.70
Ratio of net investment income
to average net assets	.00[b,c]	.00[c]	.38	2.79	4.26	2.79
Net Assets, end of period
($ x 1,000)	38,094	56,366	65,006	31,191	12,399	12,197

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2010			Year Ended April 30,
Class D Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.002	.027	.039	.025
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.002)	(.027)	(.039)	(.025)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00[c]	.21	2.76	3.92	2.52
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10[b]	1.10	1.13	1.10	1.10	1.10
Ratio of net expenses
to average net assets	.14[b]	.12	.83	1.10	1.10	1.08
Ratio of net investment income
to average net assets	.00[b,c]	.00[c]	.16	2.76	3.86	2.49
Net Assets, end of period
($ x 1,000)	10,422	6,591	3,271	2,950	4,078	6,018

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelectTreasury Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether

16

such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	648,168,668
Level 3—Significant Unobservable Inputs	—
Total	648,168,668

†	See Statement of Investments for additional detailed categorizations.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2010 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

18

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such limitation may fluctuate daily, is voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $86,005 for Class A, $367,084 for Class B, $134,560 for Class C and $49,894 for Class D shares during the period ended October 31, 2010.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2010, Class C and Class D shares were charged $60,123 and $34,180, respectively, pursuant to the Plan.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2010, Class B, Class C and Class D shares were charged $298,266, $60,123 and $13,147, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2010, Class A, Class B, Class C and Class D shares were charged $149,945, $119,302, $24,054 and $5,259, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $53,491 and Rule 12b-1 distribution plan fees $17,419, which are offset against an expense reimbursement currently in effect in the amount of $116,476.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $67,984 and omnibus account services plan fees $54,649.

20

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 14 and 15, 2010, the Board considered the re-approval for an annual period (through August 31, 2011) of the fund’s Management Agreement with the Manager, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and noted that the fund’s shares were offered only to institutions.The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund.The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of institutional U.S.Treasury money market funds (the “Performance Group”) and to a larger universe of funds, consisting of all institutional U.S.Treasury money market funds

The Fund	21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

(the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended May 31, 2010.The Board members noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except for the one-year period.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board members noted that the fund’s actual and contractual management fees, which ranked in the first or second quartiles, were lower than the Expense Group medians and that the fund’s actual management fee was also lower than the Expense Universe median.The total expense ratio of the fund’s Class A shares (which are not subject to a Rule 12b-1 plan) was at the Expense Group median and lower than the Expense Universe median.

Representatives of the Manager reviewed with the Board members the management fees paid by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund. The Board members considered the relevance of the fee infor-

22

mation provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the Manager did not realize a profit on the fund’s operations.

The Fund	23

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.

  The Board was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative per- formance, expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

24

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

CitizensSelect Funds

CitizensSelect Prime Money Market Fund

SEMIANNUAL REPORT October 31, 2010

Citizens Financial Group, Inc.™

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
24	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

CitizensSelect
Prime Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for CitizensSelect Prime Money Market Fund, covering the six-month period from May 1, 2010, through October 31, 2010.

Uncertainty regarding the breadth and strength of the U.S. and global economic recoveries intensified at times over the past year. Former engines of growth appeared to stall as large parts of the developed world remained indebted and burdened by weak housing markets. While some emerging markets have posted more impressive growth rates, their developing economies have not yet provided a meaningful boost to global economic activity. The result has been a subpar U.S. recovery with stubbornly high unemployment rates, low levels of consumer confidence and muted corporate investment.

We do not expect to see a double-dip recession, thanks in part to record low short-term interest rates and quantitative easing measures by the Federal Reserve Board (the “Fed”). Indeed, with inflationary pressures currently negligible, we do not expect the Fed to raise short-term interest rates anytime soon, and money market yields seem likely to stay near historical lows.We currently believe that there may be opportunities in the equity and bond markets, stemming from improved valuations, healthy corporate balance sheets, better-than-expected earnings and higher-yielding alternatives for those willing to assume a higher level of risk tolerance. But are these investments right for you? Talk with your financial advisor, who is best suited to discuss the appropriateness of such investments given your individual profile and to evaluate your portfolio to help determine whether your “liquid asset” allocations are appropriate given today’s market environment.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2010, through October 31, 2010, as provided by James O’ Connor, Portfolio Manager

Dear Shareholder:

This semiannual report for CitizensSelect Prime Money Market Fund covers the six-month period ended October 31, 2010. During the reporting period, the fund’s Class A shares produced an annualized yield of 0.13%, Class B shares produced an annualized yield of 0.00%, Class C shares produced an annualized yield of 0.00% and Class D shares produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares produced annualized effective yields of 0.13%, 0.00%, 0.00% and 0.00%, respectively.1,2

Monetary Policy Unchanged in Muted Recovery

The reporting period began in the midst of an economic recovery fueled, in part, by an overnight federal funds rate that has remained unchanged since December 2008 in a historically low range between 0% and 0.25%. Indeed, the economic recovery appeared to remain on track in the wake of an annualized U.S. GDP growth rate of 3.7% during the first quarter of 2010. Although economic expansion in the first quarter was milder than similar stages of most previous recoveries, it was encouraging news nonetheless for investors eager to see an end to the recession.

Investors were further cheered in May, when 431,000 additional new jobs were created. However, most were temporary government workers hired for the 2010 Census.At the same time, the economic outlook took a turn for the worse when a sovereign debt crisis in Europe and inflationary pressures in China rattled investors, sparking heightened volatility in stock and bond markets. Perhaps most worrisome, government budget cutbacks in Europe created concerns that demand for goods and services, including those from U.S. companies, could suffer. Indeed, U.S. industrial production appeared to moderate in June, and

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

private-sector job growth proved more anemic than many analysts expected. U.S. GDP between April and June 2010 appeared to confirm renewed economic concerns, as economic growth moderated to an annualized 1.7% rate during the second quarter.

In July, better economic data seemed to support analysts’ consensus view that the recent slowdown was unlikely to lead to a double-dip recession. Industrial production posted a relatively robust 1.0% gain after June’s mild setback, and the manufacturing and service sectors of the U.S. economy expanded for the twelfth and seventh consecutive months, respectively. On the other hand, total nonfarm payroll employment fell by 131,000 jobs in July, reflecting the end of temporary hiring for the 2010 census.

In August, sales of new homes fell 12% to a 47-year low, while purchases of existing homes plummeted 27% to a 15-year low.The unemployment rate rose to 9.6%, as only 67,000 jobs were created in the private sector during August. In September, the National Bureau of Economic Research announced that the recession had ended in June 2009, but the ensuing recovery has so far been the slowest since World War II. Economic data released in September appeared to support the consensus view that economic recovery, while intact, has remained uncertain; manufacturing activity continued to increase but employment and housing data showed few, if any, signs of improvement. The U.S. Department of Commerce later estimated that U.S. GDP grew at a 2.5% annualized rate in the third quarter of 2010.

In response to the sluggish rebound, the Federal Reserve Board (the “Fed”) indicated in September that it would embark on a second round of quantitative easing of monetary policy by purchasing $600 billion of U.S. Treasury securities. This move, which the Fed intends to begin implementing in November, is designed to fight deflationary forces and encourage lending by injecting more cash into the financial system.

Indeed, October brought better economic news. The private sector added 159,000 jobs during the month, with much of the gain coming from the service sector.The manufacturing sector continued to expand,

as new orders hit their highest level since May. However, housing markets continued to disappoint, as issues regarding the banking industry’s foreclosure process muddied an already cloudy outlook for home values.

An Unwavering Focus on Quality

The economy’s developments had relatively little impact on the money markets.The low federal funds rate kept yields near zero percent in the short-term credit markets, and it continued to make little sense to incur the additional credit and interest-rate risks that longer-dated instruments typically entail. Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages. As always, we focused exclusively on money market instruments meeting our stringent credit-quality criteria.

Although the economic recovery may be gathering momentum, inflationary pressures have remained negligible.The subpar U.S. recovery, along with expectations of sustained economic weakness in Europe, suggests that a shift to higher short-term interest rates is unlikely anytime soon.Therefore, as we have for some time, we intend to maintain the fund’s focus on credit quality and liquidity.

November 15, 2010

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings
(as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided for Class B, C and D shares reflect the absorption of certain fund expenses by
The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the yields for Class B, C and D shares would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Prime Money Market Fund from May 1, 2010 to October 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2010
	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$ 1.01	$ 1.66	$ 1.61	$ 1.66
Ending value (after expenses)	$1,000.60	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2010
	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$ 1.02	$ 1.68	$ 1.63	$ 1.68
Ending value (after expenses)	$1,024.20	$1,023.54	$1,023.59	$1,023.54

† Expenses are equal to the fund’s annualized expense ratio of .20% for Class A, .33% for Class B, .32% for Class C and .33% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2010 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—3.2%	Amount ($)	Value ($)
ING Bank (London)
0.38%, 11/15/10
(cost $15,000,000)	15,000,000	15,000,000

Commercial Paper—23.2%
JPMorgan Chase & Co.
0.25%, 2/22/11	20,000,000 [a]	19,984,306
Nationwide Building Society
0.30%, 1/10/11	15,000,000 [a]	14,991,250
Natixis
0.38%, 11/16/10	20,000,000	19,996,833
NRW Bank
0.42%, 2/8/11	20,000,000 [a]	19,976,900
Societe Generale N.A. Inc.
0.41%, 4/8/11	20,000,000	19,964,011
Sumitomo Mitsui Banking Corporation
0.27%, 12/13/10	15,000,000 [a]	14,995,275
Total Commercial Paper
(cost $109,908,575)		109,908,575

Asset-Backed Commercial Paper—27.5%
Argento Variable Funding LLC
0.32%, 1/10/11	15,000,000 [a]	14,990,667
Atlantis One Funding Corp.
0.21%, 11/1/10	20,000,000 [a]	20,000,000
CHARTA
0.45%, 2/7/11	20,000,000 [a]	19,975,500
CRC Funding
0.27%, 11/22/10	20,000,000 [a]	19,996,850
Govco
0.26%, 12/28/10	15,000,000 [a]	14,993,825
Market Street Funding LLC
0.28%, 2/3/11	20,000,000 [a]	19,985,378
Victory Receivables Corp.
0.28%, 1/6/11	20,000,000 [a]	19,989,733
Total Asset-Backed Commercial Paper
(cost $129,931,953)		129,931,953

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
U.S. Government Agencies—12.9%	Amount ($)	Value ($)
Federal Home Loan Bank
0.10%, 11/1/10	11,000,000	11,000,000
Federal Home Loan Mortgage Corp.
0.27%, 1/14/11	50,000,000 [b,c]	50,000,000
Total U.S. Government Agencies
(cost $61,000,000)		61,000,000

Repurchase Agreements—33.2%
Banc of America Securities LLC
0.22%, dated 10/29/10, due 11/1/10 in the
amount of $30,000,550 (fully collateralized by
$29,180,900 U.S. Treasury Notes, 2.50%-2.75%,
due 11/30/16-6/30/17, value $30,600,021)	30,000,000	30,000,000
Barclays Capital, Inc.
0.22%, dated 10/29/10, due 11/1/10 in the
amount of $37,000,678 (fully collateralized by
$27,322,700 U.S. Treasury Bonds, 6.38%,
due 8/15/27, value $37,740,095)	37,000,000	37,000,000
Credit Suisse Securities LLC
0.21%, dated 10/29/10, due 11/1/10 in the
amount of $30,000,525 (fully collateralized by
$29,510,000 Government National Mortgage
Association, 4%, due 8/15/40, value $30,603,817)	30,000,000	30,000,000
Deutsche Bank Securities Inc.
0.21%, dated 10/29/10, due 11/1/10 in the
amount of $30,000,525 (fully collateralized by
$18,729,000 Federal Home Loan Bank, 0%,
due 11/1/10, value $18,729,000 and
$43,031,500 U.S. Treasury Strips,
due 5/15/37-2/15/40, value $11,871,001)	30,000,000	30,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
UBS Securities LLC
0.22%, dated 10/29/10, due 11/1/10 in the
amount of $30,000,550 (fully collateralized by
$32,906,000 Resolution Funding Corp. Strips,
due 7/15/15-4/15/17, value $30,600,500)	30,000,000	30,000,000
Total Repurchase Agreements
(cost $157,000,000)		157,000,000

Total Investments (cost $472,840,528)	100.0%	472,840,528
Liabilities, Less Cash and Receivables	(.0%)	(158,576)
Net Assets	100.0%	472,681,952

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2010, these securities amounted to $199,879,684 or 42.3% of net assets.
b The Federal Housing Finance Agency (FHFA) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
c Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Repurchase Agreements	33.2	U.S. Government Agencies	12.9
Banking	26.4	Asset-Backed/Banking	11.6
Asset-Backed/Multi-Seller Programs	15.9		100.0

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2010 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $157,000,000)—Note 1(b)			472,840,528	472,840,528
Interest receivable				21,473
Due from The Dreyfus Corporation and affiliates—Note 2(d)				3,430
				472,865,431
Liabilities ($):
Cash overdraft due to Custodian				75,214
Due to Citizens—Note 2(d)				108,265
				183,479
Net Assets ($)				472,681,952
Composition of Net Assets ($):
Paid-in capital				472,681,952
Net Assets ($)				472,681,952

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	148,749,630	160,040,120	49,457,337	114,434,865
Shares Outstanding	148,749,756	160,039,996	49,457,286	114,434,914
Net Asset Value
Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	791,589
Expenses:
Management fee—Note 2(a)	244,993
Administrative services fees—Note 2(c)	432,165
Distribution fees—Note 2(b)	421,478
Omnibus account service fees—Note 2(d)	244,993
Total Expenses	1,343,629
Less—reduction in expenses due to undertaking—Note 2(a)	(636,039)
Net Expenses	707,590
Investment Income—Net, representing net increase
in net assets resulting from operations	83,999

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
Operations ($):
Investment Income-Net, representing
net increase in net assets resulting
from operations	83,999	578,753
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(83,936)	(469,444)
Class B Shares	(33)	(108,499)
Class C Shares	(10)	(771)
Class D Shares	(20)	(39)
Total Dividends	(83,999)	(578,753)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	346,130,980	905,364,643
Class B Shares	498,160,915	1,297,275,423
Class C Shares	26,383,539	266,909,245
Class D Shares	74,470,772	105,591,963
Dividends reinvested:
Class A Shares	24,166	173,803
Class B Shares	6	13,169
Class C Shares	6	406
Class D Shares	20	39
Cost of shares redeemed:
Class A Shares	(414,907,288)	(1,023,574,284)
Class B Shares	(537,928,765)	(1,495,181,267)
Class C Shares	(31,768,060)	(288,853,632)
Class D Shares	(61,243,157)	(108,036,476)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(100,676,866)	(340,316,968)
Total Increase (Decrease) in Net Assets	(100,676,866)	(340,316,968)
Net Assets ($):
Beginning of Period	573,358,818	913,675,786
End of Period	472,681,952	573,358,818

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2010			Year Ended April 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.002	.018	.046	.051	.037
Distributions:
Dividends from
investment income—net	(.001)	(.002)	(.018)	(.046)	(.051)	(.037)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.12[a]	.15	1.83	4.71	5.23	3.80
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.20[a]	.23	.22	.20	.20	.20
Ratio of net expenses
to average net assets	.20[a]	.23	.22[b]	.20	.20	.20
Ratio of net investment income
to average net assets	.12[a]	.16	2.00	4.47	5.13	3.84
Net Assets, end of period
$ x 1,000)	148,750	217,502	335,538	680,940	384,928	222,466

a	Annualized.
b	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2010			Year Ended April 30,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.016	.044	.049	.035
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.016)	(.044)	(.049)	(.035)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.03	1.58	4.45	4.97	3.54
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45[b]	.48	.48	.45	.45	.45
Ratio of net expenses
to average net assets	.33[b]	.36	.48[d]	.45	.45	.45
Ratio of net investment income
to average net assets	.00[b,c]	.04	1.57	4.37	4.87	3.53
Net Assets, end of period
($ x 1,000)	160,040 199,808		397,701	389,731	419,560	329,610

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
d	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

Six Months Ended
October 31, 2010			Year Ended April 30,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.013	.041	.046	.032
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.013)	(.041)	(.046)	(.032)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00[c]	1.32	4.19	4.71	3.29
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70[b]	.73	.73	.70	.70	.70
Ratio of net expenses
to average net assets	.32[b]	.38	.73[d]	.70	.70	.70
Ratio of net investment income
to average net assets	.00[b,c]	.00[c]	1.29	4.11	4.62	3.32
Net Assets, end of period
($ x 1,000)	49,457	54,842	76,786	76,235	73,308	62,811

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
d	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2010			Year Ended April 30,
Class D Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.010	.037	.042	.029
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.010)	(.037)	(.042)	(.029)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00[c]	.97	3.78	4.30	2.90
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.10[b]	1.13	1.13	1.10	1.10	1.10
Ratio of net expenses
to average net assets	.33[b]	.38	1.08	1.10	1.10	1.08
Ratio of net investment income
to average net assets	.00[b,c]	.00[c]	1.01	3.51	4.22	2.94
Net Assets, end of period
($ x 1,000)	114,435 101,207		103,652	151,111	71,464	48,295

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the funds’ shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	472,840,528
Level 3—Significant Unobservable Inputs	—
Total	472,840,528

† See Statement of Investments for additional detailed categorizations.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2010 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees and extraordinary expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such limitation may fluctuate daily, is voluntary and not contractual and may be terminated at

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

any time. The reduction in expenses, pursuant to the undertaking, amounted to $114,194 for Class B, $98,892 for Class C and $422,953 for Class D shares during the period ended October 31, 2010.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2010, Class C and Class D shares were charged $66,092 and $355,386, respectively, pursuant to the Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended October 31, 2010, Class B, Class C and Class D shares were charged $229,386, $66,092 and $136,687 respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended October 31, 2010, Class A, Class B, Class C and Class D shares were charged $72,135, $91,762, $26,434 and $54,662, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $33,323 and Rule 12b-1 distribution plan fees $73,964, which are offset against an expense reimbursement currently in effect in the amount of $110,717.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $69,010 and omnibus account services plan fees $39,255.

The Fund	23

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 14 and 15, 2010, the Board considered the re-approval for an annual period (through August 31, 2011) of the fund’s Management Agreement with the Manager, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund. The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of institutional money market funds (the “Performance Group”) and to a larger universe of funds, consisting of all institutional money market funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended May 31, 2010. The Board members noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board members noted that the fund’s actual and contractual management fees, which ranked in the first or second quartiles, were lower than the Expense Group median and that the fund’s actual management fee was also lower than the Expense Universe median.The total expense ratio of the fund’s Class A shares (which are not subject to a Rule 12b-1 plan) was lower than the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the management fees paid by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Noting the fund’s “unitary fee” structure, the Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the services provided; it was noted that the Similar Funds had comparable or higher management fees than the fee borne by the fund. The Board members considered the relevance of the fee infor-

The Fund	25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

mation provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the Manager did not realize a profit on the fund’s operations.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative per- formance, expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund	27

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members.  The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166.  A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.  Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 23, 2010

By: /s/ James Windels
James Windels, Treasurer
Date:	December 23, 2010

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)